Investments In Joint Ventures and Associates - Summary of Business Acquisition Consideration Transferred (Detail) - Jan. 20, 2022 $ in Thousands, $ in Thousands	MXN ($)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Fair value of the identifiable net assets acquired	$ 38,317,854		$ 1,878,050
Deer Park Refining Limited Partnership | Non adjusting event
Disclosure of detailed information about business combination [line items]
Acquired percentage	50.005%	50.005%
Deer Park
Disclosure of detailed information about business combination [line items]
Cash paid to Shell	$ 8,597,743	$ 421,396
Payment of debt to third parties	18,289,066	896,391
Payment of DPRLP’s debt to company partners	3,496,054	171,350
Total consideration paid in cash	30,382,863	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	37,046,666		1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		$ (1,878,050)
Gain on bargain purchase	$ (1,271,188)	$ (62,304)
Acquired percentage	50.005%	50.005%